UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08659

                               Henssler Funds Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             1281 Kennestone Circle
                                    Suite 100
                               Marietta, GA 30066
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                        CITCO Mutual Fund Services, Inc.
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-936-3863

Date of fiscal year end:     4/30/2004

Date of reporting period:   4/30/2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.

                                     [LOGO]

                            THE HENSSLER EQUTY FUND
                            ------------------------
                                Lighting the Way


                                 ANNUAL REPORT

                                 April 30, 2004


                            THE HENSSLER EQUITY FUND
                             1281 KENNESTONE CIRCLE
                                   SUITE 100
                            MARIETTA, GEORGIA 30066


                                 1-800-936-3863
                                WWW.HENSSLER.COM

                                                                       LETTER TO
[LOGO]                                                          THE SHAREHOLDERS
--------------------------------------------------------------------------------
THE HENSSLER EQUTY FUND
--------------------------------------------------------------------------------

June 1, 2004

Dear Fellow Shareholders:

Thank you for investing in The Henssler Equity Fund ("The Fund"). The Fund's return for the last year through April 30, 2004, was up 24.53% versus an increase of 22.88% for the Standard & Poor's 500 Index (S&P 500). Since inception on June 10, 1998, The Fund has returned 5.42% versus an increase of 1.38% for the S&P 500 on an annualized basis.

The Fund continues to perform well among its peers. For the five-year period through April 30, 2004, Morningstar ranked The Fund as a Large Cap Blend Fund, and stated that The Fund finished in the top seven percent (7%) of Large Cap Blend funds for that period. The ranking compares performance among funds with the same investment objectives. There were eight hundred eighteen (818) funds classified as Large Cap Blend funds. Of course, we caution investors that past performance is no guarantee of future results.

Our investment strategy remains intact. We will continue to buy only the strongest companies around. We always want to own companies that will not only survive the next recession but also the next depression.

Our long-term investment strategy continues to focus on the over weighting of our positions in Technology, Health Care, and Financial sectors. We are currently slightly under-weighted in Technology, and over-weighted in both financials and health care. Since the last report we have initiated new positions in UnitedHealth Group, Praxair, Omnicare, Citigroup, Harley-Davidson, and Baxter International.

With the addition of new high quality stocks, we also eliminated several positions. During the past six months we eliminated several positions including Leggett & Platt, Vulcan Materials, Bristol Myers Squibb, Fannie Mae, Texas Instruments, and Ecolab. We are confident that our decisions enhanced the quality of The Henssler Equity Fund and will contribute to the Fund's performance as the market and the economy recovers.

If you would like to obtain periodic information regarding The Fund, we encourage you to visit our website at www.henssler.com. You can review The Henssler Equity Fund link as often as you like. Each quarter through our website, we provide details on our top 10 holdings, industry allocation, and other statistics. We also provide on our website media appearance information and links to articles in which the Fund's management team has been quoted.

On behalf of our board of directors and management team, we thank you for the trust and confidence you have shown by using The Henssler Equity Fund as your investment vehicle.

Yours very truly,

Gene W. Henssler, Ph.D.             Theodore L. Parrish
Co-Manager                                  Co-Manager



This report is intended for The Fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.
--------------------------------------------------------------------------------

HENSSLER EQUITY FUND

PLOT POINTS

APRIL 30, 2004 ANNUAL REPORT

       DATE                     HENSSLER EQUITY FUND        S&P 500 TOTAL RETURN
       ----                     --------------------        --------------------
    6/10/1998                          10,000                       10,000
   10/31/1998                           9,960                        9,933
    4/30/1999                          11,757                       12,151
   10/31/1999                          11,988                       12,483
    4/30/2000                          13,329                       13,381
   10/31/2000                          13,861                       13,244
    4/30/2001                          13,202                       11,646
   10/31/2001                          11,743                        9,946
    4/30/2002                          12,543                       10,175
   10/31/2002                          10,736                        8,443
    4/30/2003                          10,960                        8,821
   10/31/2003                          12,757                       10,199
    4/30/2004                          13,648                       10,839


                           ONE YEAR            FIVE YEAR         SINCE INCEPTION
                           --------            ---------         ---------------

Henssler                    24.53%               3.03%                5.42%
S&P 500 Total Return        22.88%              -2.26%                1.38%


INVESTMENT VALUE @ APRIL 30, 2004
---------------------------------

Henssler                                            13,648
S&P 500 Total Return                                10,839


The graph assumes an initial $10,000 investment at June 10, 1998. All dividends and distributions are reinvested.

The Returns shown above do not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares.

*The S&P 500 Total Return Index by Standard & Poor's Corp. is a capitalization weighted index comprising of 500 issues listed on various exchanges, representing the performance of the stock market generally Please not that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

                                                         SCHEDULE OF INVESTMENTS
                                                                  APRIL 30, 2004
-------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND

                                                         Shares         Value
                                                         ------         -----
COMMON STOCK -- 98.96%

CONSUMER DISCRETIONARY -- 8.68%

         BUILDING-RESIDENTIAL/COMMERCIAL
         Lennar Corp.                                    51,000      $2,389,350
                                                                     ----------

         LEISURE & RECREATIONAL PRODUCTS
         Harley-Davidson, Inc.                           25,500       1,436,160
                                                                     ----------

         MULTIMEDIA
         Walt Disney Co.                                 84,325       1,942,005
                                                                     ----------

         RETAIL-MAJOR DEPARTMENT STORES
         Target Corp.                                   107,370       4,656,637
                                                                     ----------
            TOTAL CONSUMER DISCRETIONARY                             10,424,152
                                                                     ----------

CONSUMER STAPLES -- 14.88%

         BEVERAGES-NON-ALCOHOLIC
         Pepsico, Inc.                                  119,975       6,537,438
                                                                     ----------

         BREWERY
         Anheuser-Busch Companies, Inc.                  56,270       2,883,275
                                                                     ----------

         COSMETICS & TOILETRIES
         Kimberly-Clark Corp.                            60,335       3,948,926
                                                                     ----------

         FOOD-WHOLESALE/DISTRIBUTION
         Sysco Corp.                                     95,950       3,670,087
                                                                     ----------

         RETAIL-DRUG STORES
         Walgreen Co.                                    24,270         836,830
                                                                     ----------
            TOTAL CONSUMER STAPLES                                   17,876,556
                                                                     ----------

ENERGY -- 6.87%

         OIL COMPANY-INTEGRATED
         BP PLC ADR                                      54,900       2,904,210
         Exxon/Mobil Corp.                               88,014       3,744,996
         Royal Dutch Petroleum Co. GDR                   33,080       1,609,673
                                                                     ----------
            TOTAL ENERGY                                              8,258,879
                                                                     ----------


      The accompanying notes are an integral part of the financial statements

                                                         SCHEDULE OF INVESTMENTS
                                                                  APRIL 30, 2004
--------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND


                                                         Shares         Value
                                                         ------         -----
FINANCIALS -- 21.84%

         Commercial Banks-Southern US
         Southtrust Corp.                                81,000       2,517,480
                                                                     ----------

         COMMERCIAL BANKS-SUPER REGIONAL US
         TCF Financial Corp.                             43,500       2,155,425
                                                                     ----------

         FINANCE-CREDIT CARD
         MBNA Corp.                                     175,263       4,272,912
                                                                     ----------

         FINANCE-DIVERSIFIED SERVICES
         Citigroup, Inc.                                 86,000       4,135,740
                                                                     ----------

         INSURANCE-MULTI-LINE
         American International Group, Inc.              64,509       4,622,070
                                                                     ----------

         Investment Management/Advisory Services
         Goldman Sachs Group, Inc.                       27,600       2,663,400
         T. Rowe Price Group, Inc.                       33,800       1,733,264
                                                                    -----------
                                                                      4,396,664
                                                                    -----------
         MONEY CENTER BANKS
         Bank of America Corp.                           51,450       4,141,210
                                                                    -----------
            TOTAL FINANCIALS                                         26,241,501
                                                                    -----------

HEALTHCARE -- 21.16%

         Disposable Medical Products
         C.R. Bard, Inc.                                 11,200     $ 1,190,224
                                                                    -----------

         Healthcare-Distributor & Services
         Lincare Holdings, Inc.*                         43,400       1,507,282
         Omnicare, Inc.                                  25,500       1,057,740
                                                                    -----------
                                                                      2,565,022
                                                                    -----------
         MEDICAL INSTRUMENTS
         Medtronic, Inc.                                 37,600       1,897,296
                                                                    -----------

         MEDICAL PRODUCTS
         Baxter International, Inc.                      37,500       1,186,875
         Johnson & Johnson                               67,970       3,672,419
                                                                    -----------
                                                                      4,859,294
                                                                    -----------


   The accompanying notes are an integral part of the financial statements.

                                                         SCHEDULE OF INVESTMENTS
                                                                  APRIL 30, 2004
-------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND


                                                         Shares         Value
                                                         ------         -----

         MEDICAL- DRUGS
         Eli Lilly & Co.                                 43,200       3,188,592
         Mylan Laboratories                             183,975       4,214,867
         Pfizer, Inc.                                    76,000       2,717,760
                                                                    -----------
                                                                     10,121,219
                                                                    -----------

         MEDICAL- HMO
         UnitedHealth Group, Inc.                        29,800       1,832,104
                                                                    -----------

         MEDICAL-WHOLESALE DRUG DISTRIBUTION
         Cardinal Health, Inc.                           40,350       2,955,637
                                                                    -----------
            TOTAL HEALTHCARE                                         25,420,796
                                                                    -----------

INDUSTRIALS -- 7.91%

         AUTO-MEDIUM & HEAVY DUTY TRUCKS
         PACCAR, Inc.                                    67,243       3,796,540
                                                                    -----------

         DIVERSIFIED MANUFACTURING
         General Electric Co.                            79,535       2,382,073
         Illinois Tool Works Inc.                        38,500       3,319,085
                                                                    -----------
                                                                      5,701,158
                                                                    -----------
            TOTAL INDUSTRIALS                                         9,497,698
                                                                    -----------

INFORMATION TECHNOLOGY -- 14.57%

         Computer Services
         Affiliated Computer Services, Inc.*             47,000       2,279,500
         Sungard Data Systems, Inc.*                    119,800       3,123,186
                                                                    -----------
                                                                      5,402,686
                                                                    -----------
         COMPUTER SOFTWARE
         Microsoft Corp.                                 59,900       1,555,603
                                                                    -----------

         COMPUTER-MICRO
         Dell, Inc.*                                     47,700       1,655,667
         International Business Machines Corp.           36,100       3,182,937
                                                                    -----------
                                                                      4,838,604
                                                                    -----------
         DATA PROCESSING/MANAGEMENT

         Automatic Data Processing, Inc.                 66,000       2,891,460
                                                                    -----------

         ELECTRONIC COMPONENTS-SEMICONDUCTORS

         Applied Materials, Inc.*                        72,200       1,316,206
         Intel Corp.                                     58,440       1,503,661
                                                                    -----------
                                                                      2,819,867
                                                                    -----------
            TOTAL INFORMATION TECHNOLOGY                             17,508,220
                                                                    -----------


   The accompanying notes are an integral part of the financial statements.

                                                         SCHEDULE OF INVESTMENTS
                                                                  APRIL 30, 2004
-------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND


                                                         Shares         Value
                                                         ------         -----

MATERIALS -- 3.05%

         CHEMICAL - DIVERSIFIED
         E.I. du Pont de Nemours & Co.                   48,000     $ 2,061,600
         Praxair, Inc.                                   44,000       1,608,200
                                                                    -----------
            TOTAL MATERIALS                                           3,669,800
                                                                    -----------

         TOTAL COMMON STOCK (COST $100,497,082)                     118,897,602
                                                                    -----------


                                                    Principal
SHORT-TERM INVESTMENTS -- 1.27%                      Amount
                                                    ---------

            Fifth Third Bank
            Institutional Money
            Market Fund, 0.94%
            (COST $1,520,245)+                     $ 1,520,245        1,520,245
                                                                  -------------

            TOTAL INVESTMENTS (COST $102,017,327+) -- 100.23%       120,417,847
            LIABILITIES IN EXCESS OF OTHER ASSET, NET -- (0.23)%       (276,566)
                                                                  -------------

            NET ASSETS -- 100%                                    $ 120,141,281
                                                                  ==============

* Non-income producing security.

ADR - American Depository Receipt

GDR - Global Depository Receipt

+ Variable rate security, the coupon rate shown represents the rate at April 30, 2004

+ Cost for federal income tax purposes is $102,103,515 and net unrealized appreciation consists of:


             Gross unrealized appreciation:           $ 19,305,935
             Gross unrealized depreciation:               (991,603)
                                            -----------------------
               Net unrealized appreciation:           $ 18,314,332
                                            =======================

                                            STATEMENT OF ASSETS AND LIABILITIES
                                                                 APRIL 30, 2004
-------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND


ASSETS:

     Investments, at market (identified cost $102,017,327)       $ 120,417,847
     Receivables:
          Capital shares sold                                           87,282
          Dividends and interest                                        78,801
     Prepaid insurance                                                  21,370
                                                                 -------------
                Total assets                                       120,605,300
                                                                 -------------

LIABILITIES:

    Payables:
          Capital shares redeemed                                       94,604
          Investment securities purchased                              241,469
          Advisory fees due to advisor                                  49,978
          Directors' fees                                                4,500
          Officers' fees                                                 3,500
          Operating service fees due to advisor                         69,968
                                                                 -------------
                Total liabilities                                      464,019
                                                                 -------------

NET ASSETS                                                       $ 120,141,281
                                                                 =============

NET ASSETS CONSIST OF:
    Common stock                                                 $         892
    Additional capital paid - in                                   103,720,229
    Undistributed net investment income                                 86,108
    Accumulated net realized losses on investments                  (2,066,468)
    Net unrealized appreciation of investments                      18,400,520
                                                                 -------------

Net Assets, for 8,916,888 shares outstanding                     $ 120,141,281
                                                                 =============

Net Asset Value, offering and redemption price per share         $       13.47
                                                                 =============


      The accompanying notes are an integral part of the financial statements

                                                        STATEMENT OF OPERATIONS
                                              FOR THE YEAR ENDED APRIL 30, 2004
-------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND


INVESTMENT INCOME:
    Interest                                                        $    15,644
    Dividends (Net of foreign tax withheld of $15,942)                1,442,495
                                                                    -----------
               Total investment income                                1,458,139
                                                                    -----------

EXPENSES:
    Advisory fees                                                       478,979
    Directors' fees                                                      26,862
    Insurance fees                                                        4,630
    Officers' compensation fees                                          36,246
    Operating service fees                                              670,571
                                                                    -----------
           Total expenses                                             1,217,288
                                                                    -----------

    Net investment income                                               240,851
                                                                    -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments                                  2,419,720
    Net change in unrealized appreciation on investments             16,834,437
                                                                    -----------
    Net gain on investments                                          19,254,157
                                                                    -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $19,495,008
                                                                    ===========


    The accompanying notes are an integral part of the financial statements

                                            STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND

                                                                                 YEAR ENDED          YEAR ENDED
                                                                               APRIL 30, 2004      APRIL 30, 2003
                                                                                -------------      -------------
Operations:
     Net investment income                                                      $     240,851      $     224,349
     Net realized gain (loss) on investments                                        2,419,720         (3,675,887)
     Net change in unrealized appreciation (depreciation) on investments           16,834,437         (1,032,751)
                                                                                -------------      -------------
Net increase (decrease) in net assets resulting from operations                    19,495,008         (4,484,289)
                                                                                -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                           (325,774)           (54,361)
     Net realized gains                                                                    --                 --
                                                                                -------------      -------------
                                                                                     (325,774)           (54,361)
                                                                                -------------      -------------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold                                                     48,107,506         53,564,040
     Proceeds from shares issued to holders in reinvestment of dividends              305,363             52,696
     Cost of shares redeemed                                                      (21,219,767)       (14,658,872)
                                                                                -------------      -------------
Increase in net assets from capital share transactions                             27,193,102         38,957,864
                                                                                -------------      -------------

Increase in net assets                                                             46,362,336         34,419,214

NET ASSETS:
     Beginning of year                                                             73,778,945         39,359,731
                                                                                -------------      -------------

     End of year (including undistributed accumulated net investment income
         of $86,108 and $171,031, respectively)                                 $ 120,141,281      $  73,778,945
                                                                                =============      =============

    The accompanying notes are an integral part of the financial statements

                                                           FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND

The tables below sets forth financial data for one share of capital stock outstanding throughout each year presented

                                                                  FOR THE YEAR              FOR THE YEAR           FOR THE YEAR
                                                                     ENDED                      ENDED                  ENDED
                                                                 APRIL 30, 2004            APRIL 30, 2003         APRIL 30, 2002
                                                              ----------------------     --------------------     ----------------
NET ASSET VALUE, BEGINNING OF YEAR                           $                10.85    $               12.43    $           13.12
                                                              ----------------------     --------------------     ----------------

      Income From Investment Operations:
      Net investment income                                                    0.03                     0.04                    -
      Net gain (loss) on securities (both realized and
         unrealized)                                                           2.63                    (1.61)               (0.65)
                                                              ----------------------     --------------------     ----------------
           Total from investment operations                                    2.66                    (1.57)               (0.65)
                                                              ----------------------     --------------------     ----------------

      Distributions:
      Net realized capital gain                                                   -                        -                (0.03)
      Net investment income                                                   (0.04)                   (0.01)               (0.01)

                                                              ----------------------     --------------------     ----------------
           Total distributions                                                (0.04)                   (0.01)               (0.04)
                                                              ----------------------     --------------------     ----------------

NET ASSET VALUE, END OF YEAR                                 $                13.47    $               10.85    $           12.43
                                                              ======================     ====================     ================

TOTAL RETURN                                                                 24.53%                   (12.62)%              (4.99)%

RATIOS/SUPPLEMENTAL DATA
      Net assets, end of year (in 000s)                      $              120,141    $              73,779    $          39,360
      Ratio of expenses to average net assets                                 1.27%                    1.22%                1.27%
      Ratio of net investment income to
        average net assets                                                    0.25%                    0.42%                0.00%
      Portfolio turnover rate                                                   39%                      22%                  44%

    The accompanying notes are an integral part of the financial statements.

                                                           FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND

The tables below sets forth financial data for one share of capital stock outstanding throughout each year presented

                                                                FOR THE YEAR          FOR THE YEAR
                                                                    ENDED                 ENDED
                                                               APRIL 30, 2001        APRIL 30, 2000
                                                               ----------------      ----------------
NET ASSET VALUE, BEGINNING OF YEAR                           $           13.29     $           11.74
                                                               ----------------      ----------------

      Income From Investment Operations:
      Net investment income                                               0.01                  0.01
      Net gain (loss) on securities (both realized and
         unrealized)                                                     (0.14)                 1.56
                                                               ----------------      ----------------
           Total from investment operations                              (0.13)                 1.57
                                                               ----------------      ----------------

      Distributions:
      Net realized capital gain                                          (0.04)                    -
      Net investment income                                                  -                 (0.02)
                                                               ----------------      ----------------
           Total distributions                                           (0.04)                (0.02)
                                                               ----------------      ----------------

NET ASSET VALUE, END OF YEAR                                 $           13.12     $           13.29
                                                               ================      ================

TOTAL RETURN                                                             (0.96)%              13.37%

RATIOS/SUPPLEMENTAL DATA
      Net assets, end of year (in 000s)                      $          29,563     $          22,120
      Ratio of expenses to average net assets                            1.21%                 1.20%
      Ratio of net investment income to
        average net assets                                               0.10%                 0.10%
      Portfolio turnover rate                                              49%                   58%

    The accompanying notes are an integral part of the financial statements.

                                              NOTES TO THE FINANCIAL STATEMENTS
                                                                 APRIL 30, 2004
-------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND


1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      The Henssler Funds, Inc. (the "Company") was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (the "Fund"). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940 (the "1940 Act"). The Company has an authorized capital of 100,000,000 shares, classified as shares of common stock with a par value of $.0001 per share. The Fund's investment strategy is to seek growth of capital. The Fund became effective with the SEC on June 8, 1998 and commenced operations on June 10, 1998.

      The following is a summary of significant accounting policies consistently followed by the Fund.

a) Investment Valuation--Equity securities listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price. Valuations of variable and fixed income securities are supplied by independent pricing services approved by the Fund's Board of Directors. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board. Securities with maturities of sixty (60) days or less are valued at amortized cost.

b) Repurchase agreements--In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair market value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

c) Federal Income Taxes--No provision for federal income taxes has been made since the Fund has complied to date with the provision of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realized capital gains in order to relieve the Fund from all federal income taxes.

d) Distributions to Shareholders--Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

e) Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                              NOTES TO THE FINANCIAL STATEMENTS
                                                                 APRIL 30, 2004
-------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND


1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES- (CONTINUED)

f) Reclassifications--Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

g) Other--Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

2.    CAPITAL SHARE TRANSACTIONS

      Transactions in shares of the Fund were as follows:


                                                YEAR ENDED      YEAR ENDED
                                              APRIL 30, 2004  APRIL 30, 2003
                                              --------------  --------------

         Sold . . .  . . . .  . . . . . . .       3,732,949     5,011,580
         Reinvested . . . . . . . . . . . .          23,081         5,111
         Redeemed . . . . . . . . . . . . .      (1,641,480)   (1,381,453)
         Net Increase . . . . . . . . . . .       2,114,550     3,635,238


3.    INVESTMENT TRANSACTIONS

      The cost of purchases and the proceeds from sales of investments, excluding short-term investments, by the Fund for the year ended April 30, 2004, were as follows:

                  Purchases:.............................   $63,573,589
                  Sales: ................................    36,772,666


4.    ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

      The Fund has entered into a Management Agreement with Henssler Asset Management, LLC (the "Adviser") to provide investment management services to the Fund. Pursuant to the Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.50% as applied to the Fund's daily net assets. For the year ended April 30, 2004, the Adviser earned advisory fees of $478,979.

      The Fund has entered into an Operating Services Agreement (the "Servicing Agreement") with the Adviser to provide or arrange for day-to-day operational services to the Fund. Under the Servicing Agreement, the Adviser provides all of the Fund's day-to-day operational services, excluding costs of brokerage, interest, taxes, litigation, independent directors' fees and expenses, independent directors' legal fees, premiums for directors' liability insurance covering the Fund's independent directors, the Fund's allocable share of the salary and related costs for the Fund's chief compliance officer, and extraordinary expenses. For the year ended April 30, 2004, the Fund incurred independent directors' fees, insurance premiums, and chief compliance officer's fees of $26,862, $4,630, and $36,246, respectively. Pursuant to the Servicing Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.70% as applied to the Fund's daily net assets. For the year ended April 30, 2004, the Adviser earned fees of $670,571.

                                              NOTES TO THE FINANCIAL STATEMENTS
                                                                 APRIL 30, 2004
-------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND


4.    ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

      The Fund and the Adviser have entered into an Investment Company Services Agreement (the "ICSA") with CITCO Mutual Fund Services, Inc. to provide day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, registrar, and record keeping services.

      The Fund and the Adviser have entered into a Distribution Agreement with CITCO Mutual Fund Distributors, Inc. to provide distribution services to the Fund. CITCO Mutual Fund Distributors, Inc. serves as underwriter/distributor of the Fund.

      Certain directors and officers of the Fund are directors and officers of the Adviser.

      The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2004, Charles Schwab & Co., and MetLife Retirement Plans Group owned of record in aggregate more than 36% and 28%, respectively of The Henssler Equity Fund. The shares are held under an omnibus account (where by the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).

5.    REVOLVING LINE OF CREDIT

      Revolving Credit Agreement--The Fund has a $5,000,000 Revolving Credit Agreement with Fifth Third Bank; Borrowings under this arrangement bear interest at the Overnight Funds Rate in effect on the day the loan is made. The Overnight Funds Rate means the rate of interest on overnight facilities, which the Bank is offering to other borrowers and potential borrowers of comparable financial condition to borrower on the business day a loan is made pursuant to this agreement. As of April 30, 2004, there were no outstanding balances.

6.    DISTRIBUTION TO SHAREHOLDERS

      Income  and  long-term  capital  gain   distributions  are  determined  in
accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

      The tax character of distributions paid during the fiscal years 2004 and 2003 were as follows:

DISTRIBUTIONS PAID FROM:                       2004               2003
                                           --------------     -------------
            Ordinary income                $     325,774      $      54,361

            Long-term Capital Gain                     --                --
                                           --------------     -------------
                                           $      325,774     $      54,361
                                           ==============     =============

                                              NOTES TO THE FINANCIAL STATEMENTS
                                                                 APRIL 30, 2004
-------------------------------------------------------------------------------
THE HENSSLER EQUITY FUND


6.    DISTRIBUTION TO SHAREHOLDERS (CONTINUED)

As of April 30, 2004, the components of distributable earnings on a tax basis were as follows:


Undistributed ordinary income                                      $     86,108

Unrealized appreciation*                                             18,314,332

Capital loss carryforward                                            (1,980,280)
                                                                   ------------
                                                                   $ 16,420,160
                                                                   ============


* The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

At April 30, 2004, the Fund had available for federal tax purposes an unused capital loss carryforward of $1,980,280, which expires in 2011. Capital loss carryforwards are available to offset future realized gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

                                                          REPORT OF INDEPENDENT
                                                   CERTIFIED PUBLIC ACCOUNTANTS
-------------------------------------------------------------------------------

INDEPENDENT DIRECTORS (UNAUDITED)

                                                                             NUMBER OF
                                                                             PORTFOLIOS IN FUND
                                                          TIME SERVED        COMPLEX OVERSEEN        OTHER
NAME, AGE AND ADDRESS                 POSITION            LENGTH OF          BY DIRECTOR             DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------
Ladd Kochman (59)                     Director            Since 1998         One                     None
1000 Chastain Road
Kennesaw, GA 30144-5591

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Professor of Finance, Kennesaw State University

-----------------------------------------------------------------------------------------------------------------------

Robert E. Nickels (61)                Director            Since 2002         One                     None
2 Delegal's Retreat
Savanna, GA 31411

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Retired

-----------------------------------------------------------------------------------------------------------------------


ADDITIONAL DIRECTORS AND OFFICERS (UNAUDITED)
                                                                       NUMBER OF
                                                                       PORTFOLIOS IN FUND
                                                     LENGTH OF         COMPLEX OVERSEEN       OTHER
NAME, AGE AND ADDRESS                  POSITION      TIME SERVED       BY DIRECTOR            DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------
Gene W . Henssler, Ph.D. (64)          Director,     Since 1998        One                    None
1281 Kennestone Circle                 President
Suite 100                              Co-Portfolio
Marietta, GA 30066                     Manager

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, G.W . Henssler & Associates, Ltd.
Co-Portfolio Manager, Henssler Equity Fund
-----------------------------------------------------------------------------------------------------------------------

Patricia T. Henssler, C.P.A. (49)      Director,     Since 1998        One                    None
1281 Kennestone Circle                 Executive V.P.,
Suite 100                              Treasurer
Marietta, GA 30066

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Treasurer, G.W . Henssler & Associates, Ltd.; Certified Public Accountant,P.T., Henssler, CPA, LLC

-----------------------------------------------------------------------------------------------------------------------

William G. Lako, Jr. (34)              Vice President Since 1998       One                    Cherokee National Trust
1281 Kennestone Circle
Suite 100
Marietta, GA  30066

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

-----------------------------------------------------------------------------------------------------------------------
Principal, G.W . Henssler & Associates, Ltd.
Scott L. Keller, CFA (38)              Vice President Since 1998        One                    Cherokee National Trust
1281 Kennestone Circle
Suite 100
Marietta, GA 30066

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Principal, G.W . Henssler & Associates, Ltd.

-----------------------------------------------------------------------------------------------------------------------

Theodore L. Parrish (32)               Vice PresidentSince 1998        One                    None
1281 Kennestone Circle
Suite 100                              Co-Portfolio
Marietta, GA 30066                     Manager
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Principal, G.W . Henssler & Associates, Ltd.
Co-Portfolio Manager, Henssler Equity Fund
-----------------------------------------------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

See below.

The registrant has not adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer. Given registrant's size, and the limited number of personnel conducting registrant's business, registrant believes that its current internal procedures adequately address the issues that such a code would otherwise cover.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that it does not have an audit committee financial expert, as defined under the SEC rules, serving on its audit committee. At this time, the registrant believes that the financial experience provided by each member of the audit committee offer the registrant sufficient oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The aggregate audit fees billed to Henssler Funds for the last two fiscal years by the principal accountant were $10,000.00 and $10,500.00, respectively.

Audit-Related Fees. There were no audit related fees, other than those noted under "Audit Fees" Disclosure, billed to Henssler Funds for the last two fiscal years by the principal accountant.

Tax Fees. There were no fees billed to the fund for professional services for tax compliance, tax advice or tax planning.

All Other Fees. The aggregate non-audit fees billed by the Registrant's principal accountant for the last two fiscal years were $2500.00 and $2500.00, for tax preparation.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) as of June 15, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission. There has been no change in registrant's internal control that occurred during the reporting period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

(a) File the exhibits listed below as part of this Form

      (1)   Certifications

                                   SIGNATURES
                           [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Henssler Funds, Inc.

By (Signature and Title)*               /s/ Gene W. Henssler
                                        --------------------
                                        Gene W. Henssler, Ph.D.
                                        PRESIDENT

Date    07/09/2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Gene W. Henssler
                                        --------------------
                                        Gene W. Henssler, Ph.D.
                                        PRESIDENT

Date    07/09/2004

By (Signature and Title)*               /s/Patricia T. Henssler
                                        -----------------------
                                        Patricia T. Henssler
                                        Chief Financial Officer

Date     07/09/2004

* Print the name and title of each signing officer under his or her signature.